Executive and Supervisory Board Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Executive and Supervisory Board Compensation
Schedule of Executive Board Compensation

€ thousands	2021	2020	2019
Short-term employee benefits	25,015	5,094	17,378
Share-based payment	25,095	23,095	32,393
Subtotal	50,110	28,189	49,771
Post-employment benefits	464	488	2,825
Thereof defined-benefit	461	487	2,056
Thereof defined-contribution	3	1	769
Total	50,574	28,677	52,596

Schedule of Share-Based Payment for Executive Board Members

	2021	2020	2019
Number of share units granted	238,428	201,690	344,047
Total expense in € thousands	6,356	11,173	44,447

Schedule of Retirement Pension Plan for Executive Board Members

€ thousands	2021	2020	2019
DBO 12/31	3,435	3,520	5,497
Annual pension entitlement	108	98	215

Schedule of Supervisory Board Compensation

€ thousands	2021	2020	2019
Total compensation	3,856	3,755	3,770
Thereof fixed compensation	3,176	3,149	3,218
Thereof committee remuneration	680	606	553

Schedule of Payments to/DBO for Former Executive Board Members

€ thousands	2021	2020	2019
Payments	2,159	3,010	2,081
DBO 12/31	42,313	44,043	44,306